Shareholder Fees - Artisan Floating Rate Fund	Nov. 12, 2021
Investor
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemedor exchanged within 90 days or less)	2.00%
Advisor
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemedor exchanged within 90 days or less)	2.00%
Institutional
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemedor exchanged within 90 days or less)	2.00%